LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES

11. LEASES

(a)The Group as a lessee

The components of lease cost for the years ended December 31, 2023, 2024 and 2025 are listed as follows:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Operating lease cost	7,785,841	14,221,894	19,039,544
Short‑term lease cost	50,659	83,665	84,296
Total	7,836,500	14,305,559	19,123,840

Supplemental cash flows information related to leases is as follows:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment from operating leases	7,965,277	14,896,620	19,486,006
Right‑of‑use assets obtained in exchange for lease liabilities:
Total right‑of‑use assets obtained in exchange for new operating lease liabilities	15,489,351	18,507,830	14,105,484

The components of right‑of‑use assets obtained in exchange for new operating lease liabilities are as follows:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Right‑of‑use assets obtained in exchange for lease liabilities
Store leases	3,262,410	2,730,509	1,795,943
Administrative office leases	273,088	487,708	171,385
Leases of rental property management services	11,953,853	15,289,613	12,138,156
Total	15,489,351	18,507,830	14,105,484

Supplemental balance sheet information related to leases is as follows:

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Operating leases
Store leases	5,825,835	4,475,510
Administrative office leases	755,707	704,252
Leases of rental property management services	16,393,250	13,582,195
Land use rights	392,087	382,172
Total operating lease assets	23,366,879	19,144,129
Operating lease liabilities, current	13,729,701	10,658,576
Operating lease liabilities, non‑current	8,636,770	6,969,571
Total operating lease liabilities	22,366,471	17,628,147

11. LEASES (Continued)

	For the Year Ended December 31,
	2023	2024	2025

Weighted‑average remaining lease term (in years)
Operating leases	2.43	2.38	2.08
Land use rights	43.18	39.68	38.68

Weighted‑average discount rate
Operating leases	4.3%	3.8%	3.4%
Land use rights	4.7%	4.0%	4.0%

Maturities of lease liabilities are as follows:

As of
December 31,
2025
RMB
(in thousands)
2026	11,054,303
2027	4,171,509
2028	1,608,921
2029	749,959
2030	318,772
Thereafter	448,208
Total undiscounted lease payments	18,351,672
Less: imputed interest	(723,525)
Total lease liabilities	17,628,147

The Group’s lease agreements generally do not contain an option for the Group to renew a lease for a term agreed by the Group. The Group’s lease agreements generally do not contain any residual value guarantees or material restrictive covenants. Payments under the lease arrangements are primarily fixed.

(b)The Group as a lessor

Lease income for the years ended December 31, 2023, 2024 and 2025 is as follows, which is included in the home rental services line item in the consolidated statements of comprehensive income:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Operating lease income	5,533,035	12,977,296	18,515,803
Total lease income	5,533,035	12,977,296	18,515,803

11. LEASES (Continued)

Maturities of undiscounted lease receivables are as follows:

As of
December 31,
2025
RMB
(in thousands)
2026	14,087,999
2027	1,219,097
2028	281,162
2029	15,270
2030	9,592
Thereafter	18,190
Total undiscounted lease receivables	15,631,310